Capital Stock (Details) - shares	Dec. 31, 2018	Oct. 01, 2018
Capital Stock [Abstract]
Common stock registered for offering and sale	2,000,000,000
Common stock, shares issued (in shares)	84,545,152
Shares of common stock outstanding	84,545,152	84,515,619